Document and Entity Information	3 Months Ended
Jun. 30, 2023
Document and Entity Information [Abstract]
Document Type	S-4/A
Entity Registrant Name	Innovative International Acquisition Corp.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001854275
Amendment Flag	true
Amendment Description	Amendment No. 4